Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2023		$ 41,110	$ 2,799,035	$ (3,217,901)	$ 119,651	$ (258,105)
Balance, shares at Dec. 31, 2023		41,109,458
Net income (loss)				(2,203,628)		(2,203,628)
Foreign currency translation, net tax					(35,823)	(35,823)
Balance at Dec. 31, 2024		$ 41,110	2,799,035	(5,421,529)	83,828	(2,497,556)
Balance, shares at Dec. 31, 2024		41,109,458
Net income (loss)				(345,336)		(345,336)
Foreign currency translation, net tax					2,519	2,519
Balance at Mar. 31, 2025		$ 41,110	2,799,035	(5,766,865)	86,347	(2,840,373)
Balance, shares at Mar. 31, 2025		41,109,458
Balance at Dec. 31, 2024		$ 41,110	2,799,035	(5,421,529)	83,828	(2,497,556)
Balance, shares at Dec. 31, 2024		41,109,458
Net income (loss)				2,867,644		2,867,644
Foreign currency translation, net tax					(82,842)	(82,842)
Issue of Shares
Balance at Dec. 31, 2025		$ 41,110	2,799,035	(2,553,885)	986	287,246
Balance, shares at Dec. 31, 2025		41,109,458
Net income (loss)				244,062		244,062
Foreign currency translation, net tax
Balance at Mar. 31, 2026		$ 41,110	$ 2,799,035	$ (2,309,823)	$ 986	$ 531,308
Balance, shares at Mar. 31, 2026		41,109,458